Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                           March 5, 2008



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

            Re:      AllianceBernstein Balanced Shares, Inc.
                     File Nos. 2-10988 and 811-00134
                     AllianceBernstein Focused Growth & Income Fund, Inc.
                     File Nos. 333-90261 and 811-09687
                     AllianceBernstein Growth and Income Fund, Inc.
                     File Nos. 2-11023 and 811-00126
                     AllianceBernstein Global Real Estate Investment Fund, Inc. File Nos. 333-08153 and 811-07707
                     AllianceBernstein Utility Income Fund, Inc.
                     File Nos. 33-66630 and 811-7916
                     AllianceBernstein Trust
                     File Nos. 333-51938 and 811-10221

Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on February 29, 2008.

     A copy of the Prospectuses for the Funds will be filed under Rule 497(c) today.

     Please call me at the above referenced number if you have any questions regarding the attached.

                                           Sincerely,

                                           /s/ Michell G. Fishman
                                           -----------------------------------
                                               Michell G. Fishman



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